Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment
Furniture and equipment	3 – 7 years
Leasehold improvements	1 – 11 years

Furniture and equipment	3 – 7 years
Leasehold improvements	1 – 11 years

Schedule of Other Intangible Assets Useful Lives

The useful lives of the Company’s intangible assets are:

Franchisee agreements	13 years
Franchise license	10 years
Trademarks	3 – 5 years
Domain name, Customer list and Proprietary recipes	3 – 7 years
Non-compete agreements	2 – 3 years

The useful lives of the Company’s intangible assets are:

Franchisee agreements	13 years
Franchise license	10 years
Trademarks	3 – 5 years
Domain name, Customer list and Proprietary recipes	3 – 7 years
Non-compete agreements	2 – 3 years

Schedule of Antidilutive Securities Excluded from Computation of Earnings per Share

The following securities are excluded from the calculation of weighted average diluted common shares at June 30, 2023 and 2022, respectively, because their inclusion would have been anti-dilutive:

	June 30,
	2023	2022
	‘000	‘000
Warrants	18,034	17,874
Options	1,013	413
Restricted stock awards	8,001	—
Convertible debt	24	27
Total potentially dilutive shares	27,072	18,314

The following securities are excluded from the calculation of weighted average diluted common shares at December 31, 2022 and 2021, respectively, because their inclusion would have been anti-dilutive:

	December 31,
	2022	2021
Warrants	18,033,640	20,284,016
Options	412,500	100,000
Convertible debt	23,559	32,350
Total potentially dilutive shares	18,469,699	20,416,366

Schedule of Earnings per Share, Basic and Diluted

The following table sets forth the computation of basic and dilutive net loss per share attributable to the Company’s stockholders:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
(In thousands, except for share count and per share data)
Net income / (loss)	190	(1,774)	(876)	(3,660)
Weighted-average shares outstanding:
Basic	33,362,887	28,668,116	31,407,362	28,235,052
Effect of potentially dilutive stock options	204,832	—	—	—
Diluted	33,567,719	28,668,116	31,407,362	28,235,052
Net income / (loss) per share:
Basic	0.01	(0.06)	(0.03)	(0.13)
Diluted	0.01	(0.06)	(0.03)	(0.13)